Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 12, 2022
Revenues (Details) [Line Items]
Exclusive sale Description	On June 12 2022, the Chinese Subsidiary signed an exclusive sale and distribution agreement for the Systems and disposables with Shanghai Medtronic Zhikang Medical Devices Co. Ltd. (“Shanghai Medtronic Zhikang”) and Turing for an initial term of 36 months, with a minimum purchase target of $3.5 million within this term.
Total amount	$ 4,250	$ 3,500
Variable consideratio description	In addition, milestones have been set, for which, if met, the Company will receive the following amounts (that were identified by the Company as variable consideration): (1)$250 will be paid to the Company upon the submission of an application for regulatory approval for the products in Japan; (2)$250 will be paid to the Company upon the receipt of regulatory approval in Japan; and (3)$500 will be paid to the Company upon the receipt of approval for medical reimbursement for the procedure in Japan
Revenue recognized	$ 4,000
Total consideration	4,250
Consoles and disposables [Member]
Revenues (Details) [Line Items]
Total amount	866
Submission of an application for regulatory approval [Member]
Revenues (Details) [Line Items]
Total amount	250
Assistance in obtaining the regulatory approval [Member]
Revenues (Details) [Line Items]
Total amount	$ 3,134